Summary Of Principal Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022
Foreign currency exchange rate, translation								1
Restricted cash term period	12 months	12 months
Accounts Receivable, Allowance for Credit Loss	¥ 23.3		¥ 0.0				$ 3,400,000
Estimated liabilities for return allowances | ¥	0.0		0.0
Deferred revenue, revenue recognized	0.7	$ 100,000	2.9
Outsourcing expenses	3,382.1	490,400,000	4,266.0		¥ 2,515.4
Advertising expense	306.1	44,400,000	1,023.6		322.4
Impairment loss on long-lived assets | $		0		$ 0		$ 0
Referral services	17.6	2,500,000	122.3		76.1
Employee benefits expenses	238.7	34,600,000	231.3		¥ 66.3
Cash and bank deposits	¥ 6,495.7		¥ 5,238.8				$ 941,800,000
Foreign currency exchange rate risk	9.20%		2.30%		6.30%	6.30%	9.20%
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	¥ 172.4	25,000,000.0	¥ 161.3		¥ 53.4
Income from government subsidies	15.0	$ 2,200,000	16.8		¥ 23.2
Government subsidies	¥ 60.0		¥ 60.0				$ 8,700,000
RMB
Foreign currency exchange rate, translation								0.068972